SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	18,584	17,928	15,677
Options Exercisable (in shares)	9,550
Weighted average remaining life (in years)	4 years 6 months
$29.60 – $41.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,466
Options Exercisable (in shares)	3,426
Weighted average remaining life (in years)	3 years 1 month 6 days
$41.39 – $43.21
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,524
Options Exercisable (in shares)	1,618
Weighted average remaining life (in years)	4 years 8 months 12 days
$43.22 – $46.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,491
Options Exercisable (in shares)	2,170
Weighted average remaining life (in years)	4 years 2 months 12 days
$46.01 – $48.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	4,350
Options Exercisable (in shares)	279
Weighted average remaining life (in years)	6 years 2 months 12 days
$48.60 – $52.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	3,753
Options Exercisable (in shares)	2,057
Weighted average remaining life (in years)	3 years 10 months 24 days
Minimum | $29.60 – $41.38
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 29.60
Minimum | $41.39 – $43.21
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	41.39
Minimum | $43.22 – $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	43.22
Minimum | $46.01 – $48.59
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	46.01
Minimum | $48.60 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	48.60
Maximum | $29.60 – $41.38
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	41.38
Maximum | $41.39 – $43.21
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	43.21
Maximum | $43.22 – $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	46.00
Maximum | $46.01 – $48.59
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	48.59
Maximum | $48.60 – $52.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 52.01